CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Class A ordinary shares USD ($)	Dec. 31, 2012 Class A ordinary shares USD ($)	Dec. 31, 2010 Class A ordinary shares USD ($)	Dec. 31, 2013 Class B ordinary shares USD ($)	Dec. 31, 2012 Class B ordinary shares USD ($)	Dec. 31, 2010 Class B ordinary shares USD ($)	Dec. 31, 2013 Consolidated Affiliated Entities without recourse to the Company USD ($)	Dec. 31, 2013 Consolidated Affiliated Entities without recourse to the Company CNY	Dec. 31, 2012 Consolidated Affiliated Entities without recourse to the Company CNY
Restricted cash	$ 443	2,679		9,003								$ 443	2,679	9,003
Allowance for doubtful accounts	12,475	75,522	2,134	12,919	3,032
Accounts payable	35,321	213,825		181,878								19,107	115,667	114,044
Advances from customers	4,143	25,081		21,603								3,044	18,425	21,603
Accrued expenses and other liabilities	185,729	1,124,342		981,353								160,183	969,702	867,128
Deferred tax liability	36,262	219,519		224,374								36,228	219,314	224,198
Other liabilities	$ 672	4,070		19,552								$ 661	4,000	0
Ordinary Shares, par value (in dollars per share)						$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized shares						9,340,238,793	9,340,238,793	9,340,238,793	659,761,207	659,761,207	659,761,207
Ordinary shares, issued shares						2,356,529,401	2,286,643,502		659,561,893	659,561,893
Ordinary shares, outstanding shares						2,356,529,401	2,286,643,502		659,561,893	659,561,893